Schedule H, Line 4a – Schedule Of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a – Schedule Of Delinquent Participant Contributions
ERICSSON US 401(k) PLAN
SCHEDULE H, LINE 4a – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
AS OF DECEMBER 31, 2025

EIN: 06-1119960 Plan Number: 006
	Totals That Constitute Non-Exempt Prohibited Transactions
	Contributions Not Corrected	Contributions Corrected Outside VFCP*	Contributions Pending Correction in VFCP*	Total Fully Corrected Under VFCP* and PTE** 2002-51
Check here if late participant loan repayments are included: ☐

	$—	$—	$—	$2,422.50

*	Voluntary Fiduciary Correction Program (DOL)
**	Prohibited Transaction Exemption (DOL)
For the year ended December 31, 2024, the Company did not remit certain participant contributions to the Plan on a timely basis pursuant to Department of Labor Regulations. Untimely remittances identified on the Schedule H, Line 4(a) -Schedule of Delinquent Participant Contributions totaled $2,422.50.